Goodwill - Schedule of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill Beginning Balance, Gross Amount	$ 1,425	$ 1,425
Accumulated Impairment Losses, Beginning Balance	18	18
Goodwill Beginning Balance, Carrying Amount	1,407	1,407
Impairment losses, Gross Amount
Accumulated Impairment Losses
Impairment losses, Carrying Amount
Goodwill Ending Balance, Gross Amount	1,425	1,425
Accumulated Impairment Losses, Ending Balance	18	18
Goodwill Ending Balance, Carrying Amount	$ 1,407	$ 1,407